UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3450

Name of Fund: Merrill Lynch Focus Value Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
      Focus Value Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 07/31/04

Date of reporting period: 08/01/04 - 10/31/04

Item 1 - Schedule of Investments

Schedule of Investments as of October 31, 2004

                                            Merrill Lynch Focus Value Fund, Inc.

                      Industry*                                   Shares Held     Common Stocks                           Value
===================================================================================================================================
Above-Average         Food Products - 0.4%                             33,600     General Mills, Inc.                  $  1,486,800
Yield - 2.0%          -------------------------------------------------------------------------------------------------------------
                      Metals & Mining - 1.6%                          194,900     Alcoa Inc.                              6,334,250
                      -------------------------------------------------------------------------------------------------------------
                                                                                  Total Above-Average Yield               7,821,050
===================================================================================================================================
Discount to           Communications Equipment - 2.0%               1,956,800   + 3Com Corporation                        8,101,152
Assets - 8.2%         -------------------------------------------------------------------------------------------------------------
                      Energy Equipment & Services - 3.6%              489,200     GlobalSantaFe Corporation              14,431,400
                      -------------------------------------------------------------------------------------------------------------
                      Media - 2.6%                                  1,164,460   + Liberty Media Corporation (Class A)    10,386,983
                      -------------------------------------------------------------------------------------------------------------
                                                                                  Total Discount to Assets               32,919,535
===================================================================================================================================
Earnings              Aerospace & Defense - 4.6%                      360,800     Goodrich Corporation                   11,123,464
Turnaround - 50.5%                                                    220,700     Honeywell International Inc.            7,433,176
                      -------------------------------------------------------------------------------------------------------------
                      Capital Markets - 4.7%                           39,800     The Goldman Sachs Group, Inc.           3,915,524
                                                                      217,400     Mellon Financial Corporation            6,282,860
                                                                      165,300     Morgan Stanley                          8,445,177
                      -------------------------------------------------------------------------------------------------------------
                      Commercial Banks - 1.4%                         204,100     U.S. Bancorp                            5,839,301
                      -------------------------------------------------------------------------------------------------------------
                      Energy Equipment & Services - 2.6%              288,100   + Grant Prideco, Inc. (f)                 5,923,336
                                                                      175,600   + Rowan Companies, Inc.                   4,483,068
                      -------------------------------------------------------------------------------------------------------------
                      Food & Staples Retailing - 5.1%               2,008,400     The Topps Company, Inc.                20,244,672
                      -------------------------------------------------------------------------------------------------------------
                      Food Products - 2.0%                            134,800     Unilever NV (NY Registered Shares)      7,857,492
                      -------------------------------------------------------------------------------------------------------------
                      Industrial Conglomerates - 2.2%                 260,300     General Electric Company                8,881,436
                      -------------------------------------------------------------------------------------------------------------
                      Insurance - 0.5%                                 93,000     Aon Corporation                         1,898,130
                      -------------------------------------------------------------------------------------------------------------
                      Media - 3.1%                                    341,500     Viacom, Inc. (Class B)                 12,461,335
                      -------------------------------------------------------------------------------------------------------------
                      Oil & Gas - 3.2%                                263,200     Exxon Mobil Corporation                12,954,704
                      -------------------------------------------------------------------------------------------------------------
                      Paper & Forest Products - 1.3%                  131,500     International Paper Company             5,064,065
                      -------------------------------------------------------------------------------------------------------------
                      Pharmaceuticals - 2.7%                          251,100     GlaxoSmithKline PLC (ADR)(a)           10,646,640
                      -------------------------------------------------------------------------------------------------------------
                      Road & Rail - 3.0%                              348,900     Norfolk Southern Corporation           11,845,155
                      -------------------------------------------------------------------------------------------------------------
                      Semiconductors & Semiconductor                  269,600   + Advanced Micro Devices, Inc.            4,534,672
                      Equipment - 5.6%                              5,433,300   + Agere Systems Inc. (Class B)            6,248,295
                                                                    2,544,400   + LSI Logic Corporation                  11,577,020
                      -------------------------------------------------------------------------------------------------------------
                      Software - 4.7%                                 999,600   + Borland Software Corporation           10,235,904
                                                                    1,674,000   + Parametric Technology Corporation       8,688,060
                      -------------------------------------------------------------------------------------------------------------
                      Specialty Retail - 3.8%                         453,600     Foot Locker, Inc.                      11,067,840
                                                                      221,400   + Toys 'R' Us, Inc. (f)                   3,987,414
                      -------------------------------------------------------------------------------------------------------------
                                                                                  Total Earnings Turnaround             201,638,740
===================================================================================================================================
Financial             Construction & Engineering - 0.0%               750,366   + New Millennium Homes, LLC (d)                 750
Restructuring - 0.0%  -------------------------------------------------------------------------------------------------------------
                                                                                  Total Financial Restructuring                 750
===================================================================================================================================

                                            Merrill Lynch Focus Value Fund, Inc.

                      Industry *                                  Shares Held     Common Stocks                           Value
===================================================================================================================================
Operational           Aerospace & Defense - 3.8%                      410,900     Raytheon Company                     $ 14,989,632
Restructuring         -------------------------------------------------------------------------------------------------------------
- 28.3%               Capital Markets - 2.7%                          333,500     The Bank of New York Company, Inc.     10,825,410
                      -------------------------------------------------------------------------------------------------------------
                      Chemicals - 1.5%                                141,000     E.I. du Pont de Nemours and Company     6,044,670
                      -------------------------------------------------------------------------------------------------------------
                      Computers & Peripherals - 3.0%                  648,200     Hewlett-Packard Company                12,095,412
                      -------------------------------------------------------------------------------------------------------------
                      Diversified Financial                           331,440     J.P. Morgan Chase & Co.                12,793,584
                      Services - 3.2%
                      -------------------------------------------------------------------------------------------------------------
                      Diversified Telecommunication                   420,600     Sprint Corporation                      8,811,570
                      Services - 2.2%
                      -------------------------------------------------------------------------------------------------------------
                      Health Care Providers &                       1,401,400   + Beverly Enterprises, Inc.              12,178,166
                      Services - 2.2%
                      -------------------------------------------------------------------------------------------------------------
                      Household Products - 2.7%                       183,300     Kimberly-Clark Corporation             10,937,511
                      -------------------------------------------------------------------------------------------------------------
                      IT Services - 3.0%                            1,119,600   + Unisys Corporation                     11,890,152
                      -------------------------------------------------------------------------------------------------------------
                      Media - 3.2%                                    216,900   + Comcast Corporation (Special
                                                                                  Class A)                                6,298,776
                                                                      382,200   + Time Warner Inc.                        6,359,808
                      -------------------------------------------------------------------------------------------------------------
                                                                                  Total Operational Restructuring       113,224,691
===================================================================================================================================
Price to Book - 6.4%  Diversified Financial                           350,000     Citigroup Inc.                         15,529,500
                      Services - 3.9%
                      -------------------------------------------------------------------------------------------------------------
                      Insurance - 2.5%                                300,945     The St. Paul Companies, Inc.           10,220,092
                      -------------------------------------------------------------------------------------------------------------
                                                                                  Total Price to Book                    25,749,592
                      =============================================================================================================
                                                                                  Total Common Stocks
                                                                                  (Cost - $329,731,259) - 95.4%         381,354,358
                      =============================================================================================================

                                                                  Face Amount     Corporate Bonds
===================================================================================================================================
Financial             Construction & Engineering - 0.8%           $ 5,021,000  ++ New Millennium Homes, 0%
Restructuring - 0.8%                                                              due 12/31/2007 (b)(d)                   3,012,600
                      -------------------------------------------------------------------------------------------------------------
                                                                                   Total Corporate Bonds
                                                                                   (Cost - $4,396,479) - 0.8%             3,012,600
===================================================================================================================================

                                                                  Shares Held     Preferred Stocks
===================================================================================================================================
Financial             Construction & Engineering - 0.0%                 5,414   + New Millennium Homes (Convertible)
Restructuring - 0.0%                                                              (d)                                       135,350
                      -------------------------------------------------------------------------------------------------------------
                                                                                  Total Preferred Stocks
                                                                                  (Cost - $395) - 0.0%                      135,350
===================================================================================================================================

                                                          Beneficial Interest     Other Interest (e)
===================================================================================================================================
Financial             Oil & Gas - 0.0%                            $ 1,981,437     WRT - Litigation Trust Certificates             0
Restructuring - 0.0%  -------------------------------------------------------------------------------------------------------------
                                                                                  Total Other Interest
                                                                                  (Cost - $202,416) - 0.0%                        0
===================================================================================================================================

                                                          Beneficial Interest     Short-Term Securities
===================================================================================================================================
                                                                  $ 8,168,770     Merrill Lynch Liquidity Series, LLC
                                                                                  Cash Sweep Series I (c)                 8,168,770
                      -------------------------------------------------------------------------------------------------------------
                                                                    5,700,000     Merrill Lynch Liquidity Series, LLC
                                                                                  Money Market Series (c)(g)              5,700,000
                      -------------------------------------------------------------------------------------------------------------
                                                                                  Total Short-Term Securities
                                                                                  (Cost - $13,868,770) - 3.5%            13,868,770
                      =============================================================================================================
                      Total Investments (Cost - $348,199,319**) - 99.7%                                                 398,371,078

                      Other Assets Less Liabilities - 0.3%                                                                1,290,440
                                                                                                                       ------------
                      Net Assets - 100.0%                                                                              $399,661,518
                                                                                                                       ============

Schedule of Investments as of October 31, 2004 (concluded)

                                            Merrill Lynch Focus Value Fund, Inc.

(a)   American Depositary Receipts (ADR).
(b)   Represents a zero coupon bond.
(c) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                                Interest/Dividend
      Affiliate                                                  Net Activity              Income
      -------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I    $ (1,307,924)       $         34
      Merrill Lynch Liquidity Series, LLC Money Market Series    $(61,026,550)       $      3,776
      Merrill Lynch Premier Institutional Fund                             --        $        833
      -------------------------------------------------------------------------------------------

(d)   Restricted securities as to resale.

      --------------------------------------------------------------------------------------------------
      Issue                                            Acquisition Date(s)           Cost          Value
      --------------------------------------------------------------------------------------------------
      New Millennium Homes, LLC                        4/26/1996-8/29/1997     $2,891,337     $      750
      New Millennium Homes, LLC (Preferred)            8/29/1997-3/05/1999            395        135,350
      New Millennium Homes, LLC 0% due 12/31/2007      8/29/1997-3/05/1999      4,396,479      3,012,600
      --------------------------------------------------------------------------------------------------
      Total                                                                    $7,288,211     $3,148,700
                                                                               =========================

(e) Other interests represent beneficial interest in liquidation trusts and other reorganizational entities and are non-income producing.
(f)   Security, or a portion of security, is on loan.
(g)   Security was purchased with the cash proceeds from securities loans.
* For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
** The cost and unrealized appreciation/depreciation of investments as of October 31, 2004, as computed for federal income tax purposes, were as follows:

      --------------------------------------------------------------------------
      Aggregate cost                                              $ 348,854,500
                                                                  =============
      Gross unrealized appreciation                               $  66,569,840
      Gross unrealized depreciation                                 (17,053,262)
                                                                  -------------
      Net unrealized appreciation                                 $  49,516,578
                                                                  =============
      --------------------------------------------------------------------------

+     Non-income producing security.
++ Non-income producing security: issuer filed for bankruptcy or is in default of interest payments.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Focus Value Fund, Inc.


By: /s/ Terry K. Glenn
    -----------------------
    Terry K. Glenn,
    President
    Merrill Lynch Focus Value Fund, Inc.

Date: December 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    -----------------------
    Terry K. Glenn
    President
    Merrill Lynch Focus Value Fund, Inc.

Date: December 20, 2004


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Focus Value Fund, Inc.

Date: December 20, 2004